Related Party Balances and Transactions - Schedule of Related Party Balances (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Revenue from JingXing [Member]
Related Party Transaction [Line Items]
Related party balances				$ 1,809,486
Revenue from Smartmore [Member]
Related Party Transaction [Line Items]
Related party balances			1,742,678
Revenue from NEXX [Member]
Related Party Transaction [Line Items]
Related party balances	490,375	63,031
Subcontracting cost to Kamui Construction Management Limited [Member]
Related Party Transaction [Line Items]
Related party balances	1,000,000	128,536
Subcontracting cost to Smartmore [Member]
Related Party Transaction [Line Items]
Related party balances	16,563,785	2,129,049
Subcontracting cost to Compass Engineering Limited [Member]
Related Party Transaction [Line Items]
Related party balances				137,200
Consultancy fee to Compass Engineering Limited [Member]
Related Party Transaction [Line Items]
Related party balances				75,320
Subcontracting cost to JingXing [Member]
Related Party Transaction [Line Items]
Related party balances				749,418
Management fee paid to KGDL [Member]
Related Party Transaction [Line Items]
Related party balances				3,600,000
Acquisition of machinery from NEXX [Member]
Related Party Transaction [Line Items]
Related party balances	2,977,788	382,754
Acquisition of leasehold improvement [Member]
Related Party Transaction [Line Items]
Related party balances				6,165,000
Constructive Dividend [Member]
Related Party Transaction [Line Items]
Related party balances				$ 1,088,580